ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Accounts Payable	$ 23,365	$ 22,200
Accrued Liabilities and Other Payables	211,649	228,965
TOTAL	$ 235,014	$ 251,165